Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Guarantor Information [Abstract]
Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheet
December 31, 2019
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—
Restricted cash	68,787	10,954	—	79,741
Accounts and other receivables	—	57,712	—	57,712
Accounts receivable—affiliate	—	57,211	—	57,211
Advances to affiliate	—	115,476	—	115,476
Inventory	—	69,179	—	69,179
Derivative assets	—	73,809	—	73,809
Derivative assets—related party	—	2,623	—	2,623
Other current assets	249	14,603	—	14,852
Other current assets—affiliate	—	5	—	5
Total current assets	69,036	401,572	—	470,608

Property, plant and equipment, net	1,330,748	11,176,671	—	12,507,419
Debt issuance and deferred financing costs, net	14,705	—	—	14,705
Non-current derivative assets	—	61,217	—	61,217
Non-current derivative assets—related party	—	1,933	—	1,933
Investments in subsidiaries	11,224,400	—	(11,224,400)	—
Other non-current assets, net	—	55,630	—	55,630
Total assets	$12,638,889	$11,697,023	$(11,224,400)	$13,111,512

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$32	$7,258	$—	$7,290
Accrued liabilities	9,488	360,492	—	369,980
Accrued liabilities—related party	—	2,531	—	2,531
Due to affiliates	337	26,563	—	26,900
Derivative liabilities	39,566	6,920	—	46,486
Other current liabilities	—	364	—	364
Other current liabilities—affiliate	—	519	—	519
Total current liabilities	49,423	404,647	—	454,070

Long-term debt, net	10,093,480	—	—	10,093,480
Non-current derivative liabilities	48,661	86,006	—	134,667
Other non-current liabilities	—	10,433	—	10,433
Other non-current liabilities—affiliate	—	1,284	—	1,284

Member’s equity	2,447,325	11,194,653	(11,224,400)	2,417,578
Total liabilities and member’s equity	$12,638,889	$11,697,023	$(11,224,400)	$13,111,512

Condensed Consolidating Balance Sheet
December 31, 2018
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—
Restricted cash	282,248	6,893	—	289,141
Accounts and other receivables	—	24,989	—	24,989
Accounts receivable—affiliate	—	21,060	—	21,060
Advances to affiliate	—	94,397	—	94,397
Inventory	—	26,198	—	26,198
Derivative assets	10,556	5,071	—	15,627
Derivative assets—related party	—	2,132	—	2,132
Other current assets	178	15,039	—	15,217
Other current assets—affiliate	—	634	(1)	633
Total current assets	292,982	196,413	(1)	489,394

Property, plant and equipment, net	1,094,671	10,044,154	—	11,138,825
Debt issuance and deferred financing costs, net	38,012	—	—	38,012
Non-current derivative assets	7,917	11,115	—	19,032
Non-current derivative assets—related party	—	3,381	—	3,381
Investments in subsidiaries	10,194,296	—	(10,194,296)	—
Other non-current assets, net	1	31,708	—	31,709
Total assets	$11,627,879	$10,286,771	$(10,194,297)	$11,720,353

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$71	$16,131	$—	$16,202
Accrued liabilities	1,242	160,963	—	162,205
Current debt	168,000	—	—	168,000
Due to affiliates	—	25,086	—	25,086
Derivative liabilities	6	13,570	—	13,576
Total current liabilities	169,319	215,750	—	385,069

Long-term debt, net	9,245,552	—	—	9,245,552
Non-current derivative liabilities	398	8,197	—	8,595

Member’s equity	2,212,610	10,062,824	(10,194,297)	2,081,137
Total liabilities and member’s equity	$11,627,879	$10,286,771	$(10,194,297)	$11,720,353

Condensed Consolidating Statements of Operations

Condensed Consolidating Statement of Operations
Year Ended December 31, 2019
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Revenues
LNG revenues	$—	$679,070	$—	$679,070
LNG revenues—affiliate	—	726,100	—	726,100
Total revenues	—	1,405,170	—	1,405,170

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	691,301	—	691,301
Cost of sales—affiliate	—	3,015	—	3,015
Cost of sales—related party	—	85,429	—	85,429
Operating and maintenance expense	—	242,027	—	242,027
Operating and maintenance expense—affiliate	—	59,319	—	59,319
Development expense	—	596	—	596
Development expense—affiliate	—	61	—	61
General and administrative expense	2,082	4,024	—	6,106
General and administrative expense—affiliate	—	11,352	—	11,352
Depreciation and amortization expense	24,297	206,483	—	230,780
Impairment expense and loss on disposal of assets	—	364	—	364
Total operating costs and expenses	26,379	1,303,971	—	1,330,350

Income (loss) from operations	(26,379)	101,199	—	74,820

Other income (expense)
Interest expense, net of capitalized interest	(278,035)	—	—	(278,035)
Loss on modification or extinguishment of debt	(41,296)	—	—	(41,296)
Derivative loss, net	(133,427)	—	—	(133,427)
Other income	3,387	528	(273)	3,642
Total other income (expense)	(449,371)	528	(273)	(449,116)

Net income (loss)	$(475,750)	$101,727	$(273)	$(374,296)

Condensed Consolidating Statement of Operations
Year Ended December 31, 2018
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Revenues	$—	$—	$—	$—

Operating costs and expenses (recoveries)
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	172	—	172
Operating and maintenance recovery	—	(96)	—	(96)
Operating and maintenance expense—affiliate	—	4,283	—	4,283
Development expense	—	177	—	177
General and administrative expense	1,513	3,750	—	5,263
General and administrative expense—affiliate	—	2,201	—	2,201
Depreciation and amortization expense	239	9,620	—	9,859
Impairment expense and gain on disposal of assets	—	20	—	20
Total operating costs and expenses	1,752	20,127	—	21,879

Loss from operations	(1,752)	(20,127)	—	(21,879)

Other income (expense)
Loss on modification or extinguishment of debt	(15,332)	—	—	(15,332)
Derivative gain, net	43,105	—	—	43,105
Other income	352	7,952	(7,912)	392
Total other income	28,125	7,952	(7,912)	28,165

Net income (loss)	$26,373	$(12,175)	$(7,912)	$6,286

Condensed Consolidating Statement of Operations
Year Ended December 31, 2017
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Revenues	$—	$—	$—	$—

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	91	—	91
Operating and maintenance expense	—	3,024	—	3,024
Operating and maintenance expense—affiliate	—	2,401	—	2,401
Development expense	—	516	—	516
Development expense—affiliate	—	8	—	8
General and administrative expense	1,360	4,191	—	5,551
General and administrative expense—affiliate	—	1,173	—	1,173
Depreciation and amortization expense	13	879	—	892
Impairment expense and gain on disposal of assets	—	5,505	—	5,505
Total operating costs and expenses	1,373	17,788	—	19,161

Loss from operations	(1,373)	(17,788)	—	(19,161)

Other income (expense)
Loss on modification or extinguishment of debt	(32,480)	—	—	(32,480)
Derivative gain, net	3,249	—	—	3,249
Other income (expense)	(265)	15,580	(15,575)	(260)
Total other income (expense)	(29,496)	15,580	(15,575)	(29,491)

Net loss	$(30,869)	$(2,208)	$(15,575)	$(48,652)

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2019
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(237,471)	$250,856	$(46,758)	$(33,373)

Cash flows from investing activities
Property, plant and equipment, net	(242,322)	(1,274,840)	—	(1,517,162)
Investments in subsidiaries	(2,711,350)	—	2,711,350	—
Distributions received from affiliates	1,634,489	—	(1,634,489)	—
Other	—	(2,058)	—	(2,058)
Net cash used in investing activities	(1,319,183)	(1,276,898)	1,076,861	(1,519,220)

Cash flows from financing activities
Proceeds from issuances of debt	4,203,550	—	—	4,203,550
Repayments of debt	(3,543,757)	—	—	(3,543,757)
Debt issuance and deferred financing costs	(16,210)	—	—	(16,210)
Debt extinguishment cost	(11,127)	—	—	(11,127)
Capital contributions	710,737	2,711,350	(2,711,350)	710,737
Distributions	—	(1,681,247)	1,681,247	—
Net cash provided by financing activities	1,343,193	1,030,103	(1,030,103)	1,343,193

Net increase (decrease) in cash, cash equivalents and restricted cash	(213,461)	4,061	—	(209,400)
Cash, cash equivalents and restricted cash—beginning of period	282,248	6,893	—	289,141
Cash, cash equivalents and restricted cash—end of period	$68,787	$10,954	$—	$79,741

Balances per Condensed Consolidating Balance Sheet:

	December 31, 2019
	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash and cash equivalents	$—	$—	$—	$—
Restricted cash	68,787	10,954	—	79,741
Total cash, cash equivalents and restricted cash	$68,787	$10,954	$—	$79,741

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2018
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash flows used in operating activities	$(6,854)	$(51,913)	$(1,395)	$(60,162)

Cash flows from investing activities
Property, plant and equipment, net	(555,946)	(2,406,990)	—	(2,962,936)
Investments in subsidiaries	(2,532,266)	—	2,532,266	—
Distributions received from affiliates	67,744	—	(67,744)	—
Other	—	2,669	—	2,669
Net cash used in investing activities	(3,020,468)	(2,404,321)	2,464,522	(2,960,267)

Cash flows from financing activities
Proceeds from issuances of debt	3,114,800	—	—	3,114,800
Repayments of debt	(301,455)	—	—	(301,455)
Debt issuance and deferred financing costs	(45,743)	—	—	(45,743)
Debt extinguishment cost	(9,108)	—	—	(9,108)
Capital contributions	324,517	2,532,266	(2,532,266)	324,517
Distributions	—	(69,139)	69,139	—
Net cash provided by financing activities	3,083,011	2,463,127	(2,463,127)	3,083,011

Net increase in cash, cash equivalents and restricted cash	55,689	6,893	—	62,582
Cash, cash equivalents and restricted cash—beginning of period	226,559	—	—	226,559
Cash, cash equivalents and restricted cash—end of period	$282,248	$6,893	$—	$289,141

Balances per Condensed Consolidating Balance Sheet:

	December 31, 2018
	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash and cash equivalents	$—	$—	$—	$—
Restricted cash	282,248	6,893	—	289,141
Total cash, cash equivalents and restricted cash	$282,248	$6,893	$—	$289,141

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2017
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash flows used in operating activities	$(52,633)	$(11,683)	$—	$(64,316)

Cash flows from investing activities
Property, plant and equipment, net	(253,612)	(1,733,642)	—	(1,987,254)
Investments in subsidiaries	(1,720,280)	—	1,720,280	—
Other	—	25,045	—	25,045
Net cash used in investing activities	(1,973,892)	(1,708,597)	1,720,280	(1,962,209)

Cash flows from financing activities
Proceeds from issuances of debt	3,040,000	—	—	3,040,000
Repayments of debt	(1,436,050)	—	—	(1,436,050)
Debt issuance and deferred financing costs	(23,496)	—	—	(23,496)
Debt extinguishment cost	(29)	—	—	(29)
Capital contributions	402,119	1,720,437	(1,720,437)	402,119
Distributions	—	(157)	157	—
Net cash provided by financing activities	1,982,544	1,720,280	(1,720,280)	1,982,544

Net decrease in cash, cash equivalents and restricted cash	(43,981)	—	—	(43,981)
Cash, cash equivalents and restricted cash—beginning of period	270,540	—	—	270,540
Cash, cash equivalents and restricted cash—end of period	$226,559	$—	$—	$226,559